 v3.24.0.1
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Simplify Interest Rate Hedge ETF
Simplify Interest Rate Hedge ETF
The bar chart under the heading "Performance" is replaced with the following.

Simplify Interest Rate Hedge ETF

Ticker Symbol: PFIX

A series of Simplify Exchange Traded Funds

Supplement dated January 31, 2024, to the Prospectus and Summary Prospectus dated November 1, 2023.

This Supplement provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus dated November 1, 2023 and Statement of Additional Information dated November 1, 2023, and supplemented January 22, 2024, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.
X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2022
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

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- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2

+ Details
Name:	rr_BarChartHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=PFIX_S000071793Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFIX_C000227299Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: